Variable Interest Entities and Securitizations (Consolidated Assets of Consolidated VIEs as well as Total Assets and Maximum Exposure to Loss for Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Billions
	Mar. 31, 2018	Mar. 31, 2017
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 5,868	¥ 5,246
Significant unconsolidated VIEs- Total assets	1,969	4,448
Significant unconsolidated VIEs- Maximum exposure to loss	538	628
Asset-backed commercial paper/loan programs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	2,185	2,031
Asset-backed securitizations
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	627	629
Significant unconsolidated VIEs- Total assets	78	108
Significant unconsolidated VIEs- Maximum exposure to loss	5	11
Investments in securitization products
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	374	375
Significant unconsolidated VIEs- Total assets		445
Significant unconsolidated VIEs- Maximum exposure to loss		154
Investment funds
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	2,661	2,188
Significant unconsolidated VIEs- Total assets	1,891	3,895
Significant unconsolidated VIEs- Maximum exposure to loss	533	463
Trust arrangements and other
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 21	¥ 23